Other Intangible Assets - Schedule of Amortisation and Impairment Losses, Net of Reversals (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	£ 1,086	£ 1,088
Impairment of intangible assets, net of reversals	367	438
Cost of sales [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	663	750
Impairment of intangible assets, net of reversals	2	0
Selling general and administrative expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	116	126
Impairment of intangible assets, net of reversals	66	65
Research and Development [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	307	212
Impairment of intangible assets, net of reversals	£ 299	£ 373